STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK BASED COMPENSATION

Grant date	July 27, 2022
Number of shares at grant date	4,142,277
Outstanding at January 31, 2023	4,142,277
Forfeiture	(2,969,049)
Outstanding at September 30, 2023	1,173,228
Exercise price	$0.00015
Consideration paid to the Company at the grant date	$132

SCHEDULE OF FAIR VALUE OF THE STOCK BASED COMPENSATION
Exercise period	5 years
Share price on the issuance date	$0.0001
Volatility	64.22%
Expected dividend rate	0%
Risk-free interest rate	2.88%